Note 7 - Leases	6 Months Ended
Jun. 30, 2016
Notes to Financial Statements
Operating Leases of Lessor Disclosure [Text Block]
7.	Leases

A. Lease arrangements, under which the Company acts as the lessee

Future minimum lease payments:

The Company's future minimum lease payments required to be made after June 30, 2016, relating to the bareboat chartered-in vessels M/T Stenaweco Energy and M/T Stenaweco Evolution are as follows:

Year ending December 31,	Bareboat Charter Lease Payments
2016 (remainder)	3,167
2017	6,282
2018	6,282
2019	6,282
2020	6,299
2021 and thereafter	7,316
Total	35,628

B. Lease arrangements, under which the Company acts as the lessor

Charter agreements:

In the period ended June 30, 2016, the Company operated three vessels (M/T Stenaweco Energy, M/T Stenaweco Evolution and M/T Stenaweco Excellence) under time charters with Stena Weco A/S and two vessels (M/T Eco Fleet and M/T Eco Revolution) under time charters with BP Shipping. Future minimum time-charter receipts (excluding any off hire days), based on the vessels commitments to these non-cancellable time charter contracts, as of June 30, 2016, are as follows:

Year ending December 31,	Time Charter receipts
2016 (remainder)	14,592
2017	28,945
2018	23,751
2019	4,249
Total	71,537